CONDENSED STATEMENTS OF CASH FLOWS (10K) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (21,200)	$ (31,077)
Adjustments to reconcile net loss to net cash:
Equity earnings in affiliates	(2,580)	(3,296)
Amortization of content, including impairments	58,807	75,345
Depreciation and amortization	5,694	6,174
Goodwill impairment	981	0
Deferred tax provision	188	1,464
Foreign currency exchange loss	1,149	484
Fair value adjustment of stock warrant liability	(3,522)	(201)
Non-cash interest expense	2,314	1,526
Loss on extinguishment of debt	1,457	0
Stock-based compensation expense	769	805
Changes in assets and liabilities:
Accounts receivable, net	2,661	4,854
Inventories	2,476	7,462
Investments in content, net	(44,611)	(50,239)
Prepaid expenses and other assets	833	(258)
Accounts payable and accrued liabilities	(7,768)	(6,526)
Deferred revenue	737	33
Net cash provided by (used in) operating activities	(1,615)	6,550
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(1,655)	(1,005)
Dividends received from affiliate	4,040	4,005
Net cash provided by (used in) investing activities	2,385	3,000
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings under revolving credit facility	0	10,398
Repayments of borrowings under revolving credit facility	(14,949)	(3,000)
Proceeds from production loan	9,865	1,414
Repayment of production loan	(11,155)	0
Proceeds from senior debt, net of discount	65,110	0
Deferred financing costs, senior debt	(1,309)	0
Repayment of senior debt	(48,893)	(14,756)
Cash paid to extinguish debt	(30)	0
Net cash provided by (used in) financing activities	(1,361)	(5,944)
Effect of exchange rate changes on cash	(421)	(671)
NET INCREASE (DECREASE) IN CASH:	(1,012)	2,935
Cash at beginning of period	7,674	4,739
Cash at end of period	$ 6,662	$ 7,674